PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Property And Equipment Details Narrative
Depreciation Expense	$ 756,482	$ 93,103	$ 1,082,410